Share Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Share Capital

NOTE 5 - SHARE CAPITAL

Each share of the Series A Convertible Preferred Stock, par value $0.01 per share, issued by the Company in December 2016 and in May 2017 (the “Series A Convertible Preferred Stock”), is convertible, at the option of the holder, into 67 shares of Common Stock (1,000 shares of Common Stock before the Reverse Split), and confer upon the holder dividend rights on an as converted basis.

Exercise of Warrants

On March 2017, an institutional holder exercised, in a cashless transaction, 52 warrants (768 warrants before the Reverse Split) and 24 shares (359 shares before the Reverse Split) of Common Stock were issued in connection therewith.

Share Capital Developments

The authorized capital stock consists of 221,000,000 shares of capital stock, which consists of 220,000,000 shares of Common Stock and 1,000,000 shares of undesignated preferred stock, par value $0.01 (the “Preferred Stock”). As of March 31, 2018, the Company had 2,837,863 shares (42,120,127 shares before the Reverse Split) of Common Stock issued and outstanding, and 2,464 shares of Series A Convertible Preferred Stock issued and outstanding.

On December 27, 2016, the Company exchanged 655,962 shares (9,735,925 shares before the Reverse Split) or rights to acquire shares of its Common Stock, for 9,736 shares of a newly designated class of Series A Convertible Preferred Stock.

On January 5, 2017, the Company entered into a definitive securities purchase agreement with an institutional investor (the “Purchaser”) for the purchase and sale of an aggregate of 47,163 shares (700,000 shares before the Reverse Split) of Common Stock in a registered direct offering for $74 per share ($5.00 per share before the Reverse Split) or gross proceeds of $3,500. The Company paid the placement agent a fee of $210 plus reimbursement of out-of-pocket expenses, as well as other offering-related expenses.

On June 5, 2017, the Company entered into a Securities Purchase Agreement with certain institutional investors (the “Investors”) providing for the issuance and sale by the Company to the Investors of an aggregate of 252,658 shares (3,750,000 shares before the Reverse Split) of Common Stock, at a purchase price per share of $40 ($2.70 before the Reverse Split). The gross proceeds to the Company was $10,125 before deducting placement agent fees and offering expenses of $922.

Employee Stock Option Grant

In September 2014, Microbot Israel’s board of directors approved a grant of 26,906 stock options (403,592 stock options before the Reverse Split) (77,846 stock options as retroactively adjusted to reflect the Merger) to its CEO, through MEDX Venture Group LLC. Each option was exercisable into an ordinary share, at an exercise price of $12 ($0.8 before the Reverse Split) ($4.2 as retroactively adjusted to reflect the Merger). The stock options were fully vested at the date of grant.

On May 2, 2016, Microbot Israel’s board of directors approved a grant of 33,333 stock options (500,000 stock options before the Reverse Split) (96,482 as retroactively adjusted to reflect the Merger) to certain of its employees and directors. Each stock option was exercisable into an ordinary share, NIS 0.001 par value, of Microbot Israel, at an exercise price equal to the ordinary share’s par value. The stock options were fully vested at the date of grant. As a result, the Company recognized compensation expenses in the amount of $675 included in general and administrative expenses. As the exercise price of the stock options is nominal, Microbot Israel estimated the fair value of the options as equal to the Company’s share price of $20.25 ($1.35 before the Reverse Split) ($7.05 as retroactively adjusted to reflect the Merger) at the date of grant.

On September 12, 2017, the Company adopted the 2017 Equity Incentive Plan (the “Plan”), which Plan authorizes, among other things, the grant of options to purchase shares of Common Stock to directors, officers and employees of the Company and to other individuals.

On September 14, 2017, the board of directors approved a grant of stock options to purchase an aggregate of up to 120,848 shares (1,812,712 shares before the Reverse Split) of Common Stock to Mr. Harel Gadot, the Company’s Chairman of the Board, President and CEO, at an exercise price per share of $15.75 ($1.05 before the Reverse Split). The stock options vest over a period of 3-5 years as outlined in the option agreements. As a result, the Company recognized compensation expenses in the amount of $460 and $0 included in general and administrative expenses for the nine months ended September 30, 2018 and 2017 respectively.

On September 14, 2017, the board of directors approved a grant of stock options to purchase an aggregate of up to 72,508 shares (1,087,627 shares before the Reverse Split) of Common Stock to Mr. Hezi Himelfarb, the company’s General Manager, COO and a member of the Board, at an exercise price per share of $19.35 ($1.29 before the Reverse Split). The grant was subject to the Israeli Tax Authority’s approval of the plan which occurred on October 14, 2017. In accordance with the option agreement, the options vest for period of 3 years starting from the grand date As a result, the Company recognized compensation expenses in the amount of $329 and $0 included in general and administrative expenses for the nine months ended September 30, 2018 and 2017 respectively.

On December 6, 2017, the board of directors approved a grant of 12,698 stock options (190,475 stock options before the Reverse Split) to purchase an aggregate of up to 12,698 shares of Common Stock to certain of its directors, at an exercise price per share of $15.75 ($1.05 before the Reverse Split). The stock options vest over a period of 3 years as outlined in the option agreements. As a result, the Company recognized compensation expenses in the amount of $55 and $0 included in general and administrative expenses for the nine months ended September 30, 2018 and 2017 respectively.

On December 28, 2017, the board of directors approved a grant of 66,036 stock options (990,543 stock options before the Reverse Split) to purchase an aggregate of up to 66,036 shares of Common Stock to certain of its employees, at an exercise price per share of $15.3 ($1.02 before the Reverse Split). The stock options vest over a period of 3 years as outlined in the option agreements. As a result, the Company recognized compensation expenses in the amount of $273 and $0 included in general and administrative expenses and research and development expenses for the nine months ended September 30, 2018 and 2017 respectively.

On November 2017, certain employees and consultant exercised 31,453 options (471,794 options before the Reverse Split) to 31,453 ordinary shares at exercise price of 0.001 NIS.

In February 2018, an employee exercised options to purchase 2,487 shares (37,300 shares of common stock before the Reverse Split) at an exercise price of $0.001 per share

On August 13, 2018, the board of directors approved a grant of stock options to purchase an aggregate of up to 10,000 shares (150,000 shares before the Reverse Split) of Common Stock to Mr. Simon Sharon, the company’s CTO, at an exercise price per share of $9 ($0.6 before the Reverse Split). The grant was subject to the Israeli Tax Authority’s approval of the plan which occurred on October 14, 2017. In accordance with the option agreement, the options vest for period of 3 years starting from the grand date As a result, the Company recognized compensation expenses in the amount of $22 and $0 included in general and administrative expenses for the nine months ended September 30, 2018 and 2017 respectively.

A summary of the Company’s option activity related to options to employees and directors, and related information is as follows:

	For the nine months ended September 30, 2018
	Number of stock options	Weighted average exercise price	Aggregate intrinsic value

Outstanding at beginning of period	414,965	$11.70	$1,859
Granted	10,000	9	-
Exercised	(2,487)	-	-
Cancelled	-	-	-
Outstanding at end of period	422,478	$11.70	$729
Vested and expected-to-vest at end of period	228,758	$7.80	$729

	For the year ended December 31, 2017(*)
	Number of stock options	Weighted average exercise price	Aggregate intrinsic value
Outstanding at beginning of period	174,328	$1.95	$3,739
Granted	272,090	16.50	-
Exercised	(31,453)	-	-
Cancelled	-	-	-
Outstanding at end of period	414,965	$11.70	$1,859
Vested and expected-to-vest at end of period	142,875	$1.95	$1,375

(*)	December 31, 2017 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Common Stock and the exercise price, multiplied by the number of in-the-money stock options on those dates that would have been received by the stock option holders had all stock option holders exercised their stock options on those dates.) as of September 30, 2018 and December 31, 2017 respectively.

The stock options outstanding as of September 30, 2018 and December 31, 2017, separated by exercise prices, are as follows:

Exercise price $	Stock options outstanding as of September 30, 2018	Stock options outstanding as of December 31, 2017(**)	Weighted average remaining contractual life – years as of September 30, 2018	Weighted average remaining contractual life – years as of December 31, 2017(**)	Stock options exercisable as of September 30, 2018	Stock options exercisable as of December 31, 2017(**)

4.20	77,846	77,846	7.25	8.00	77,846	77,846
15.75	133,546	133,546	9.00	9.75	46,117	-
9.00	10,000	-	10.00	-	-	-
19.35	72,508	72,508	9.00	9.75	23,565	-
15.30	66,036	66,036	9.25	10.00	18,688	-
(*)	62,542	65,029	8.00	8.75	62,542	65,029
	422,478	414,965	8.55	9.3	228,758	142,875

(*)	Less than $0.01.
(**)	December 31, 2017 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

Compensation expense recorded by the Company in respect of its stock-based employee compensation awards in accordance with ASC 718-10 for the nine-month ended September 30, 2018 and 2017 was $ 1,139 and $196, respectively.

The fair value of the stock options is estimated at the date of grant using Black-Scholes options pricing model with the following weighted-average assumptions:

	Nine months ended September 30, 2018	Year ended December 31, 2017
Expected volatility	99.4%	122.5%
Risk-free interest	2.39%	1.64%
Dividend yield	0%	0%
Expected life of up to (years)	5.24	6.25

Shares issued to service provider

In connection with the Merger, the Company issued an aggregate of 525,706 restricted shares (7,802,639 restricted shares before the Reverse Split) of its Common Stock to certain advisors. The fair value of the award of approximately $10,000 was estimated based on the share price of the Common Stock of $19.2 ($1.28 before the Reverse Split) as of the date of grant. The portion of the expense in excess of the cash and other current assets acquired in the Merger, in the amount of $7,300 was included in general and administrative expenses in the Statements of Comprehensive Loss.

During 2017, the Company issued an aggregate of 8,085 nonrefundable shares (120,000 nonrefundable shares before the Reverse Split) of Common Stock to a consultant as part of investor relations services. The Company recorded expenses of approximately $225 with respect to the issuance of these shares included in general and administrative expenses

On May 24, 2018 the Company issued an aggregate of 6,738 nonrefundable shares (100,000 nonrefundable shares before the Reverse Split) of Common Stock to CardioSert as part of certain patent acquisition. The Company recorded expenses of approximately $74 with respect to the issuance of these shares included in research and development expenses.

Securities Exchange Agreement with Alpha Capital

On December 16, 2016, the Company entered into a Securities Exchange Agreement with Alpha Capital, pursuant to which Alpha Capital exchanged 655,967 shares (9,736,000 shares before the Reverse Split) of common stock or rights to acquire shares of the common stock held by it, for 9,736 shares of a newly designated class of Series A Convertible Preferred Stock, par value $0.01 per share (the “Preferred Stock”). The common stock and common stock underlying the rights to acquire common stock include all of the shares of common stock issued or issuable to Alpha Capital pursuant to the Merger. The 655,967 shares (9,735,925 shares before the Reverse Split) of common stock and the rights to acquire common stock were cancelled and the Company’s issued and outstanding shares of Common Stock were reduced to 1,786,684 (26,518,315 before the Reverse Split).

On May 9, 2017, the Company entered into a Securities Exchange Agreement with Alpha Capital pursuant to which the Company agreed to issue 3,254 shares of the Series A Convertible Preferred Stock, in exchange for the full satisfaction, termination and cancellation of the outstanding 6% convertible promissory note of the Company in the principal amount of approximately $2,029 issued on November 28, 2016 and held by Alpha Capital. The Series A Convertible Preferred Stock is the same series of securities as the Company’s existing Series A Convertible Preferred Stock issued in December 2016. As a result of the extinguishment of the convertible note and issuance of the preferred shares, the Company recorded a financial loss in the amount of $2,360.

During the year 2017, the holder of the Series A Convertible Preferred Stock converted 8,990 shares of the Series A Convertible Preferred Stock for 605,705 shares (8,990,000 shares before the Reverse Split) of Common Stock, pursuant to the terms of conversion of the Series A Convertible Preferred Stock.

For the nine-month ended September 30, 2018, the holder of the Series A Convertible Preferred Stock converted 3,451 shares of the Series A Convertible Preferred Stock for 232,151 shares (3,445,266 shares before the Reverse Split) of Common Stock, pursuant to the terms of conversion of the Series A Convertible Preferred Stock.

Repurchase of Shares

The Company intends to enter into a definitive agreement with up to three Israeli shareholders, one of which is a director of the Company, that were former shareholders of Microbot Israel, pursuant to which the Company would repurchase, at a discount on the fair value of the share at the date of repurchase, up to $500 of Common Stock held by them, in the aggregate, if and to the extent such shareholders are unable to sell enough of their shares to cover certain of their Israeli tax liabilities resulting from the Merger. Such repurchase(s), if any, would occur only after the two-year anniversary of the Merger. The transaction is subject to negotiating final terms and entering into definitive agreements with such shareholders.

The Company evaluated whether an embedded derivative that requires bifurcation exists within such shares that may be subject to repurchase. The Company concluded the fair value of such derivative instrument would be nominal and, in any case, would represent an asset to the Company as (a) the settlement requires acquiring the shares at a discount on the fair market value of the share at the time of repurchase and in no circumstances the acquisition price will be higher than approximately one dollar per share (representing 25% discount on the fair market value of the share at the merger closing date) and (b) it is assumed that the selling shareholders would use such right as last resort as such repurchase at a discount on the fair market value of such shares results in a loss to be incurred by the selling shareholders.

In accordance with ASC 480-10-S99-3A (formerly EITF D-98), the Company classified the maximum amount it may be required to pay in the event the repurchase right is exercised ($500) as temporary equity.

NOTE 9 - SHARE CAPITAL

Each share of the Series A Convertible Preferred Stock, par value $0.01 per share, issued by the Company in December 2016 and in May 2017 (the “Series A Convertible Preferred Stock”), is convertible, at the option of the holder, into 67 shares ( 1,000 shares before the Reverse Split) of Common Stock, and confer upon the holder dividend rights on an as converted basis.

Exercise of Warrants

On March 2017, an institutional holder exercised, in a cashless transaction, of 52 warrants ( 768 before the Reverse Split) and 24 shares ( 359 shares before the Reverse Split) of Common Stock were issued in connection therewith.

Share capital developments:

The authorized capital stock consists of 221,000,000 shares of capital stock, which consists of 220,000,000 shares of Common Stock and 1,000,000 shares of undesignated preferred stock, par value $0.01 (the “Preferred Stock”). As of December 31, 2017, the Company had 2,734,300 shares (40,583,127 shares before the Reverse Split) of Common Stock issued and outstanding, and 4,001 shares of Series A Convertible Preferred Stock issued and outstanding.

On November 28, 2016, the Company filed a Certificate of Amendment to its Restated Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware to (i) effect the Reverse Stock Split, (ii) change its name from “StemCells, Inc.” to “Microbot Medical Inc.” and (iii) increase the number of authorized shares of the Common Stock from 200,000,000 to 220,000,000 shares (the “Certificate of Amendment”).

As a result of the Reverse Stock Split, the number of issued and outstanding shares of the Common Stock immediately prior to the Reverse Stock Split were reduced into a smaller number of shares, such that every nine shares of the Common Stock held by a stockholder immediately prior to the Reverse Stock Split were combined and reclassified into one share of the Common Stock.

Immediately following the Reverse Stock Split and the Merger, there were 2,442,646 shares (36,254,240 shares before the Reverse Split) of the Common Stock issued and outstanding, which included certain rights to receive shares of Common Stock or equivalent securities but excludes shares underlying outstanding stock options and warrants and the Convertible Note.

On December 27, 2016, the Company exchanged 655,962 shares (9,735,925 shares before the Reverse Split) or rights to acquire shares of its Common Stock, for 9,736 shares of a newly designated class of Series A Convertible Preferred Stock. See “- Securities Exchange Agreement with Alpha Capital” below. See also Note 6 – Securities Exchange Agreement with Alpha Capital, above.

On January 5, 2017, the Company entered into a definitive securities purchase agreement with an institutional investor (the “Purchaser”) for the purchase and sale of an aggregate of 47,163 shares (700,000 shares before the Reverse Split) of Common Stock in a registered direct offering for $74 ($5.00 per share before the Reverse Split) or gross proceeds of $3,500. The Company paid the placement agent a fee of $210 plus reimbursement of out-of-pocket expenses, as well as other offering-related expenses.

On June 5, 2017, the Company entered into a Securities Purchase Agreement with certain institutional investors (the “Investors”) providing for the issuance and sale by the Company to the Investors of an aggregate of 252,658 shares (3,750,000 shares before the Reverse Split) of Common Stock, at a purchase price per share of $40 ($2.70 per share before the Reverse Split). The gross proceeds to the Company was $10,125,000 before deducting placement agent fees and offering expenses of $922.

Employee stock option grant:

In September 2014, Microbot Israel’s board of directors approved a grant of 26,906 (403,592 stock options before the Reverse Split) (77,846 stock options as retroactively adjusted to reflect the Merger and the Reverse Split) to its CEO, through MEDX Venture Group LLC. Each option was exercisable into an ordinary share, at an exercise price of $12 ($0.8 before the Reverse Split) ($4.2 as retroactively adjusted to reflect the Merger and the Reverse Split). The stock options were fully vested at the date of grant.

On May 2, 2016, Microbot Israel’s board of directors approved a grant of 33,333 stock options (500,000 stock options before the Reverse Split) (96,482 as retroactively adjusted to reflect the Merger and the Reverse Split) to certain of its employees and directors. Each stock option was exercisable into an ordinary share, NIS 0.001 par value, of Microbot Israel, at an exercise price equal to the ordinary share’s par value. The stock options were fully vested at the date of grant. As a result, the Company recognized compensation expenses in the amount of $675 included in general and administrative expenses. As the exercise price of the stock options is nominal, Microbot Ltd estimated the fair value of the options as equal to the Company’s share price of $20.25 ($1.35 before the Reverse Split) ($7.05 as retroactively adjusted to reflect the Merger and the Reverse Split) at the date of grant.

On September 12, 2017, the Company adopted the 2017 Equity Incentive Plan (the “Plan”), which Plan authorizes, among other things, the grant of options to purchase shares of Common Stock to directors, officers and employees of the Company and to other individuals.

On September 14, 2017, the board of directors approved a grant of stock options to purchase an aggregate of up to 120,847 shares (1,812,712 shares before the Reverse Split) of Common Stock to Mr. Harel Gadot, the Company’s Chairman of the Board, President and CEO, at an exercise price per share of $15.75 ($1.05 before the Reverse Split). The stock options vest over a period of 3-5 years as outlined in the option agreements. As a result, the Company recognized compensation expenses in the amount of $156 included in general and administrative expenses for the period ended December 31, 2017.

On September 14, 2017, the board of directors approved a grant of stock options to purchase an aggregate of up to 72,508 shares (1,087,627 shares before the Reverse Split) of Common Stock to Mr. Hezi Himelfarb, the company’s General Manager, COO and a member of the Board, at an exercise price per share of $19.35 ($1.29 before the Reverse Split). The grant was subject to the Israeli Tax Authority’s approval of the plan which occurred on October 14, 2017. In accordance with the option agreement, the options vest for period of 3 years starting from the grand date. As a result, the Company recognized compensation expenses in the amount of $92 included in general and administrative expenses for the period ended December 31, 2017.

On December 6, 2017, the board of directors approved a grant of 12,698 stock options (190,475 stock options before the Reverse Split) to purchase an aggregate of up to 12,698 shares (190,475 shares before the Reverse Split) of Common Stock to certain of its directors, at an exercise price per share of $15.75 ($1.05 before the Reverse Split). The stock options vest over a period of 3 years as outlined in the option agreements. As a result, the Company recognized compensation expenses in the amount of $4 included in general and administrative expenses for the period ended December 31, 2017.

On December 28, 2017, the board of directors approved a grant of 66,036 stock options (990,543 stock options before the Reverse Split) to purchase an aggregate of up to 66,036 shares (990,543 shares before the Reverse Split) of Common Stock to certain of its employees, at an exercise price per share of $15.3 ($1.02 before the Reverse Split). The stock options vest over a period of 3 years as outlined in the option agreements. As a result, the Company recognized compensation expenses in the amount of $95 included in general and administrative expenses for the period ended December 31, 2017.

On November, 2017, certain employees and consultant exercised 31,453 options (471,794 options before the Reverse Split) to 31,453 ordinary shares (471,794 ordinary shares before the Reverse Split) at exercise price of 0.001 NIS.

A summary of the Company’s option activity related to options to employees and directors, and related information is as follows:

	For the year ended December 31, 2017(**)
	Number of stock options	Weighted average exercise price	Aggregate intrinsic value

Outstanding at beginning of period	174,328	$1.95	$3,739
Granted	272,090	16.5	-
Exercised	(31,453)	-	-
Cancelled	-	-	-
	414,965	$11.7	$1,859
Outstanding at end of period	142,875	$1.95	$1,375
Vested and expected-to-vest at end of period	174,328	$1.95	$3,739

	For the year ended December 31, 2016(**)
	Number of stock options	Weighted average exercise price	Aggregate intrinsic value

Outstanding at beginning of period	77,846	$4.2	-
Granted	96,482	(*)	-
Exercised	-	-	-
Cancelled	-	-	-

Outstanding at end of period	174,328	$1.95	$15,624
Vested and expected-to-vest at end of period	174,328	$1.95	$15,624

(*) Less than 1

(**) December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Common Stock and the exercise price, multiplied by the number of in-the-money stock options on those dates that would have been received by the stock option holders had all stock option holders exercised their stock options on those dates.) as of December 31, 2017 and December 31, 2016 respectively,

The stock options outstanding as of December 31, 2017 and December 31, 2016, separated by exercise prices, are as follows:

Exercise price		Stock options outstanding as of December 31, (**)		Weighted average remaining contractual life – years as of December 31, (**)		Stock options exercisable as of December 31, (**)
		$2017	2016	2017	2016	2017	2016

4.2		77,846	77,846	8.0	8.0	77,846	77,846
15.75		133,546	-	9.75	-	-	-
19.35		72,508	-	9.75	-	-	-
15.3		66,036	-	10	-	-	-
(*	)	65,029	96,482	8.75	9.5	65,029	96,482
		414,965	174,328	-	-	142,875	174,328

(*) Less than 1

(**) December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

Compensation expense recorded by the Company in respect of its stock-based employee compensation awards in accordance with ASC 718-10 for the year ended December 31, 2017 and 2016 was $ 254 and $ 675, respectively.

The fair value of the stock options is estimated at the date of grant using Black-Scholes options pricing model with the following weighted-average assumptions:

	Years ended December 31,
	2017	2016

Expected volatility	122.5%	77.3%
Risk-free interest	1.64%	0.6%
Dividend yield	0%	0%
Expected life of up to (years)	6.25	5.0

Shares issued to service provider

In connection with the Merger, the Company issued an aggregate of 525,706 restricted shares (7,802,639 restricted shares before the Reverse Split) of its Common Stock to certain advisors. The fair value of the award of approximately $10,000 was estimated based on the share price of the Common Stock of $19.2 ($1.28 before the Reverse Split) as of the date of grant. The portion of the expense in excess of the cash and other current assets acquired in the Merger, in the amount of $7,300 was included in general and administrative expenses in the Statements of Comprehensive Loss.

During 2017 the Company issued an aggregate of 8, 085 nonrefundable shares (120,000 nonrefundable shares before the Reverse Split) of Common Stock to a consultant as part of investor relations services. The Company recorded expenses of approximately $225 with respect to the issuance of these shares included in general and administrative expenses.

Securities Exchange Agreement with Alpha Capital

On December 16, 2016, the Company entered into a Securities Exchange Agreement with Alpha Capital, pursuant to which Alpha Capital exchanged 655,967 shares (9,736,000 shares before the Reverse Split) of common stock or rights to acquire shares of the common stock held by it, for 9,736 shares of a newly designated class of Series A Convertible Preferred Stock, par value $0.01 per share (the “Preferred Stock”). The common stock and common stock underlying the rights to acquire common stock include all of the shares of common stock issued or issuable to Alpha Capital pursuant to the Merger. The 655,967 shares (9,735,925 shares before the Reverse Split) of common stock and the rights to acquire common stock were cancelled and the Company’s issued and outstanding shares of Common Stock were reduced to 1,786,684 (26,518,315 before the Reverse Split).

On May 9, 2017, the Company entered into a Securities Exchange Agreement with Alpha Capital pursuant to which the Company agreed to issue 3,254 shares of the Series A Convertible Preferred Stock, in exchange for the full satisfaction, termination and cancellation of the outstanding 6% convertible promissory note of the Company in the principal amount of approximately $2,029 issued on November 28, 2016 and held by Alpha Capital. The Series A Convertible Preferred Stock is the same series of securities as the Company’s existing Series A Convertible Preferred Stock issued in December 2016. As a result of the extinguishment of the convertible note and issuance of the preferred shares, the Company recorded a financial loss in the amount of $2,360.

During the year 2017, the holder of the Series A Convertible Preferred Stock converted 8,990 shares of the Series A Convertible Preferred Stock for 605,705 shares (8,990,000 shares before the Reverse Split) of Common Stock, pursuant to the terms of conversion of the Series A Convertible Preferred Stock.

Repurchase of Shares

The Company intends to enter into a definitive agreement with up to three Israeli shareholders, some of whom are directors of the Company, that were former shareholders of Microbot Israel, pursuant to which the Company would repurchase, at a discount on the fair value of the share at the date of repurchase, up to $500 of Common Stock held by them, in the aggregate, if and to the extent such shareholders are unable to sell enough of their shares to cover certain of their Israeli tax liabilities resulting from the Merger. Such repurchase(s), if any, would occur only after the two-year anniversary of the Merger. The transaction is subject to negotiating final terms and entering into definitive agreements with such shareholders.

The Company evaluated whether an embedded derivative that requires bifurcation exists within such shares that may be subject to repurchase. The Company concluded the fair value of such derivative instrument would be nominal and, in any case, would represent an asset to the Company as (a) the settlement requires acquiring the shares at a discount on the fair market value of the share at the time of re purchase and in no circumstances the acquisition price will be higher than approximately one dollar per share (representing 25% discount on the fair market value of the share at the merger closing date) and (b) it is assumed that the selling shareholders would use such right as last resort as such repurchase at a discount on the fair market value of such shares results in a loss to be incurred by the selling shareholders.

In accordance with ASC 480-10-S99-3A (formerly EITF D-98), the Company classified the maximum amount it may be required to pay in the event the repurchase right is exercised ($500) as temporary equity.